4. COMMON STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTE 4 - COMMON STOCK

On January 11, 2012, the Company closed a private placement for 1,334,000 units at a price of $0.75 per unit for proceeds of $1,000,500. Each unit consists of one share of our common stock and one-half of one share purchase warrant. Each whole share purchase warrant entitles the holder to purchase one share of our common stock at a purchase price of $1.00 for a period of three years.

On September 12, 2012, the Company issued 50,000 shares to a consultant under a contract entered into on July 18, 2012 to provide fund raising services to the Company. Per substance of the agreement, the shares are valued at the contract date. The closing price of the Company’s stock on July 18, 2012 was $0.43 and therefore the transaction was valued at $21,500.

On September 25, 2012, the Company issued 500,000 shares to a consultant under a contract to provide various corporate finance advisory services to the Company. Per substance of the agreement, the shares were valued at the contract date. The closing price of the Company’s stock on September 5, 2012 was $0.21 and therefore the transaction was valued at $105,000.

Effective June 15, 2011 the Company effected a 37 to 1 forward stock split of the Company’s authorized and outstanding commons stock. As a result, the 5,151,000 shares outstanding increased to 190,587,000.  All share amounts have been retroactively adjusted for all periods presented.

On June 20, 2011, the Company closed a private placement for 2,100,000 units at a price of $0.50 per units for net proceeds of $1,045,436 after share issue costs. Each unit consists of one share of our common stock and one-half of one share purchase warrant. Each whole share purchase warrant entitles the holder to purchase one share of our common stock at a purchase price of $0.75 for a period of three years.

Effective June 30, 2011 and in connection with the acquisition of an option to purchase a mineral property, certain shareholders surrendered 142,950,000 common shares of the Company. As a result of the Company’s cancellation of these shares, the Company’s outstanding shares of common stock decreased to 49,737,000.